The Prudential Investment Portfolios, Inc.
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
November 30, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for The Prudential Investment Portfolios, Inc.
Registration numbers 033-61997 and 811-07343
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 29, 2012.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973)802-6469.
Very truly yours,
/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary